Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

10. Related Party Balance and Transactions

The following is a list of related parties which the Company has balances/transactions with:

(a)	Mr. Tak Wing, Ho, a director of the Company.

(b)	Tri Co Trading Co., Limited, controlled by Mr. Chi Nap, Yau, who was a former director of Petrolink Hong Kong from November 1, 2022 to March 7, 2023.

(c)	PTLE Limited, a shareholder of the Company.

a.	Due from a director

As of December 31, 2024 and 2023, the balance of amount due from a director was as follows:

	2024	2023
Mr. Tak Wing, Ho (a)(1)	$-	$122,749

	$-	$122,749

(1)	The balance as of December 31, 2024 and 2023 represented the advances for operational purposes. These amounts were unsecured, interest-free, repayable on demand, and non-trade-related.

b.	Due from a shareholder

As of December 31, 2024 and 2023, the balance of amount due from a shareholder was as follows:

	2024	2023
PTLE Limited (c)(1)	$10,839	$-

	$10,839	$-

(1)	The balance as of December 31, 2024 and 2023 represented the advances for operational purposes. These amounts were unsecured, interest-free, repayable on demand, and non-trade-related.
c.	Related party transactions

The Company sells marine fuel to Tri Co Trading Co., Limited (b). For the years ended December 31, 2024, 2023 and 2022, the sales of marine fuel to Tri Co Trading Co., Limited (b) were nil, $3,731,638 and $3,223,218, respectively.

The Company purchases marine fuel from Tri Co Trading Co., Limited (b). For the years ended December 31, 2024, 2023 and 2022, the purchases of marine fuel from Tri Co Trading Co., Limited (b) were nil, nil and $345,451, respectively.